Acquisitions And Other Business Arrangements (Amount Of FTC's Redeemable Noncontrolling Interest At Date Of Business Combination) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 25, 2010
Acquisitions And Other Business Arrangements [Abstract]
Noncontrolling interest in contributed net assets			$ 693
Accretion to redeemable value			477
Redeemable noncontrolling interest at date of business combination	$ 1,212	$ 1,188	$ 1,170